Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share [abstract]
Loss per Share
	For the year ended December 31,
	2019	2018	2017
Loss attributable to common equity holders	(36,351)	(3,568)	(6,475)
Weighted average number of shares for basic and diluted LPS	4,165,919	3,200,927	2,574,995